5 Business combinations (Details 4) - BRL (R$) R$ in Thousands	Dec. 05, 2018	Nov. 27, 2018	May 30, 2018	Apr. 26, 2018	Nov. 27, 2019	Feb. 28, 2019
Instituto De Ensino Superior Presidente Trancredo De Almeida Neves S.A. (IPTAN) [Member]
Assets
Cash and cash and equivalents				R$ 5,414
Trade receivables				3,507
Inventories				42
Recoverable taxes				96
Other assets				3,026
Property and equipment				5,621
Intangible assets				75,172
Total Assets				92,878
Liabilities
Trade payables				(77)
Loans and financing
Labor and social obligations				(2,130)
Taxes payable				(901)
Provision for legal proceedings				(278)
Advances from customers				(379)
Other				(4,324)
Total Liabilities				(8,089)
Total identifiable net assets at fair value				84,789
Non-controlling interest
Goodwill arising on acquisition				17,446
Purchase consideration transferred				102,235
Cash paid
Capital contribution				102,235
Payable in installments
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)				5,414
Instituto De Educacao Superior Do Vale Do Parnaiba S.A. ("IESVAP") [Member]
Assets
Cash and cash and equivalents				5,075
Trade receivables				1,197
Inventories
Recoverable taxes				112
Other assets				514
Property and equipment				1,868
Intangible assets				82,071
Total Assets				90,837
Liabilities
Trade payables				(126)
Loans and financing
Labor and social obligations				(917)
Taxes payable				(172)
Provision for legal proceedings
Advances from customers				(1,225)
Other				(796)
Total Liabilities				(3,236)
Total identifiable net assets at fair value				87,601
Non-controlling interest				(17,520)
Goodwill arising on acquisition				27,956
Purchase consideration transferred				98,037
Cash paid
Capital contribution				98,037
Payable in installments
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)				R$ 5,075
Centro De Ciencias Em Saude De Itajuba S.A. ("CCSI") [Member]
Assets
Cash and cash and equivalents
Trade receivables
Inventories
Recoverable taxes
Other assets
Property and equipment			490
Intangible assets			56,737
Total Assets			57,227
Liabilities
Trade payables
Loans and financing
Labor and social obligations
Taxes payable
Provision for legal proceedings
Advances from customers
Other
Total Liabilities
Total identifiable net assets at fair value			57,227
Non-controlling interest			(22,891)
Goodwill arising on acquisition			4,664
Purchase consideration transferred			39,000
Cash paid			9,200
Capital contribution
Payable in installments			29,800
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)			(1,103)
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)			R$ (30,908)
Instituto De Ensino Superior Do Piaui S.A. ("IESP") [Member]
Assets
Cash and cash and equivalents		R$ 12,394
Trade receivables		4,189
Inventories
Recoverable taxes		385
Other assets		3,205
Property and equipment		6,784
Intangible assets		216,007
Total Assets		242,964
Liabilities
Trade payables		(747)
Loans and financing
Labor and social obligations		(10,854)
Taxes payable		(4,192)
Provision for legal proceedings		(1,811)
Advances from customers		(1,489)
Other
Total Liabilities		(19,093)
Total identifiable net assets at fair value		223,871
Non-controlling interest		(44,774)
Goodwill arising on acquisition		69,808
Purchase consideration transferred		248,905
Cash paid		133,800			R$ 35,400	R$ 8,906
Payable in installments		115,105
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)		(415)
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)		R$ (121,406)
FADEP - Faculdade Educacional De Pato Branco Ltda. ("FADEP") [Member]
Assets
Cash and cash and equivalents	R$ 653
Trade receivables	3,554
Inventories	32
Recoverable taxes
Other assets	4,708
Property and equipment	3,928
Intangible assets	79,286
Total Assets	92,161
Liabilities
Trade payables	(227)
Loans and financing	(2,669)
Labor and social obligations	(2,791)
Taxes payable	(2,703)
Provision for legal proceedings
Advances from customers	(321)
Other	(139)
Total Liabilities	(8,850)
Total identifiable net assets at fair value	83,311
Non-controlling interest
Goodwill arising on acquisition	49,661
Purchase consideration transferred	132,972
Cash paid	80,126
Capital contribution
Payable in installments	52,846
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	(1,875)
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	R$ (79,473)